SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Depreciation expense	$ 0	$ 0
Minimum [Member]
Expected life in years	3 years
Maximum [Member]
Expected life in years	5 years